Stockholder's Equity (Details 2) - Equity Option [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Number of Options
Number of options - beginning balance	2,480,000
Number of options - granted		2,480,000
Number of options - exercised
Number of options - expired
Number of options - forfeited	(120,000)
Number of options - ending balance	2,360,000	2,480,000
Number of options - exercisable
Weighted Average Price Per Share
Weighted average price per share - beginning balance	$ 4.34
Weighted average price per share - granted		4.34
Weighted average price per share - exercised
Weighted average price per share - cancelled or expired
Weighted average price per share - forfeited	4.09
Weighted average price per share - ending balance	4.36	4.34
Weighted average price per share - exercisable
Weighted Average Remaining Term
Weighted average remaining term years - outstanding	9 years 7 months 10 days	9 years 10 months 10 days
Weighted average remaining term years - exercisable
Intrinsic Value
Intrinsic value outstanding- beginning balance
Intrinsic value outstanding -ending balance
Intrinsic value exercisable